Annual Total Returns [BarChart] - PIMCO Emerging Markets Full Spectrum Bond Fund - Institutional	Jul. 30, 2021
Bar Chart Table:
2014	(3.82%)
2015	(11.07%)
2016	12.01%
2017	12.30%
2018	(5.28%)
2019	15.16%
2020	4.31%